Note 19 - Financial Instruments:	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Text Block]
19.        Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks and accounts receivable due from charterers. The principal financial liabilities of the Company consist of loans, accounts payable due to suppliers, interest rate swap agreements and an interest rate derivative product.

a)   Interest rate risk: The Company is subject to market risks relating to changes in interest rates because it has floating rate debt outstanding under its loan agreements on which it pays interest based on LIBOR, or cost of funds for certain banks, plus a margin. In order to manage part or whole of its exposure to changes in interest rates due to this floating rate indebtedness, the Company might enter into interest rate swap agreements.

b)    Concentration of Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable.

The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable.

c)    Fair value: The carrying values of cash and cash equivalents, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The Company considers its creditworthiness when determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty and the Company.

The estimated fair value of the Company's derivatives, seen below, approximates their carrying values.

Counterparty	SWAP Number (Nr)	Notional Amount	Period	Effective Date	Interest Rate Payable	Fair Value - Liability
		December 31, 2011				December 31, 2010**	December 31, 2011
EGNATIA	1	$10,000	7 years	July 3, 2006	4.76%	$(1,072)	$(684)
HSH NORDBANK	2	$8,832	5 years	March 27, 2008	4.60%	$(725)	$(375)
EMPORIKI	3	$20,000	7 years	March 30, 2008	10.85%	$(4,950)	$(3,863)
HSH NORDBANK	4	$11,099	7 years	July 15, 2008	5.55%	$(1,966)	$(1,951)
HSH NORDBANK	5	$12,851	4 years	June 28, 2010	4.73%	$(1,528)	$(1,502)
DVB	6	$28,477	3 years	March, 19, 2009	2.095%	$(496)	$(92)
		$91,259				$(10,737)	$(8,467)

** Our interest rate swap arrangements as of December 31, 2010 were valued at $12,938. The table above serves to compare the swap agreements that we had on December 31, 2011 with their equivalent value on December 31, 2010. The difference between the value of the swap agreements as depicted in the above table and last year's the reported number is $2,201 and is due to the fact that six of the swaps we had as of December 31, 2010 either matured or were novated or terminated during 2011.

SWAP Nr 6 expired in March 2012.

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fix the interest rates based on predetermined ranges in current LIBOR rates. As of December 31, 2011, the Company's outstanding interest rate swaps had a combined notional amount of $91,259.

The Company follows the accounting guidance for Fair Value Measurements and Disclosures. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The Company pays a fixed rate and receives a variable rate for its interest rate swaps. The variable rate is based on the LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of those derivatives determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

As of December 31, 2011, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company's consolidated financial statements.

The following table summarizes the valuation of the Company's assets measured at fair value on a non-recurring basis as of December, 31, 2011:

Items Measured at Fair Value on a Nonrecurring Basis
Fair Value Measurements
		Quoted prices	Significant other
		in active markets	observable	Unobservable
	December 31, 2011	for identical assets	inputs	Inputs	Gains/
Non – Recurring Measurements:		Level 1	Level 2	Level 3	(Losses)
Long-lived assets held for sale	$10,414		$10,414		$(45,110)

In accordance with the provisions of relevant guidance, long-lived asset held for sale with a carrying amount of  $55,524 were written down to their fair value of $10,414, resulting in an impairment charge of $45,110, which is included in net income (loss) from discontinued operations in the accompanying statements of operations..

The fair value of the impaired vessel was determined based on a market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to our vessels. As a result, the Company has classified long-lived asset held for sale as Level 2.

The impairment tests the Company conducted as of December 31, 2011, showed that there are no impairment indications, since the carrying amounts of our long-lived assets are recoverable from their undiscounted cash flows. Hence, the Company is not required to write down any long-lived assets to their fair values.

The following table summarizes the valuation of our financial instruments as of December 31, 2011:

		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$8, 467	-	$8,467	-

The Company's interest rate swaps did not qualify for hedge accounting. The Company marks to market the fair market value of the interest rate swaps at the end of every period and reflects the resulting unrealized gain or loss during the period in "Gain / (loss) on financial instruments" in its consolidated statement of operations as well as presents the fair value at the end of each period in the balance sheet. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative losses in the consolidated statements of operations are presented below (figures include continuing and discontinued operations):

	Liability Derivatives
	December 31, 2010		December 31, 2011
Derivatives not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Current portion of financial instruments	$12,938	Current liabilities – Current portion of financial instruments	$8,467
Total Derivatives not designated as hedging instruments		$12,938		$8,467

		Amount of (Loss) or Gain Recognized in Statement of Operations

Derivative Instruments not designated as hedging instruments	Location of (Loss) or Gain recognized in Income on Derivative	December 31, 2009	December 31, 2010	December 31, 2011
Interest rate swaps	(Loss) / gain on financial instruments	$(2,635)	$(865)	$(2,835)

Total (Loss) / Gain on Derivatives		$(2,635)	$(865)	$(2,835)

The Company has treated the Sovereign transaction as a freestanding financial instrument settled in the Company's common stock according to guidance under ASC 480-10 and as such the obligation is recognized in the balance sheet at fair value with changes in its fair value recorded in earnings. However the Company hasn't recognized an obligation deriving from the Sovereign financial instrument as of December 31, 2011 since the Company is not obliged in any way to issue shares further shares or draw down the remaining $3 million under the Sovereign Transaction and has made no commitment to Sovereign to do so. Hence the instrument is not valued and hence there were no changes in its fair value to be recorded in earnings.